SHARE-BASED PAYMENT RESERVE - SHARE OPTIONS, SHARE AWARDS AND EARN-OUT (Details Narrative)		3 Months Ended	12 Months Ended
	Jan. 15, 2021	Mar. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Share-based payment expense			$ 7,495,105	$ 26,942,783	$ 46,256,501
Number of employee share options | shares			5,600,000
Exercised employee share options			$ 45,482,704	623,512
Number of share options exercised in share-based payment arrangement | shares		4,327
Number of options settled | shares		3,879
Number of shares realocated | shares		448
Fair value of shares issued		$ 35,800
Exercise price per share | $ / shares			$ 0
Vesting condition, description			service condition of 15 months from grant date
Price per share | $ / shares			$ 8.50		$ 8.50
Number of outstanding share options value			$ 47,600,000
Share-based compensation acceleration of expense				1,315,248
Share based compensation share awards accrued			6,041,808	$ 642,973
Employee benefits			$ 54,567
[custom:ProvisionsForEmployeeBenefitsShare-0] | shares			389,165
Provisions for employee benefits			$ 4,038,747
Current prepaid expenses			150,000
[custom:IssuedCapitalOrdinaryShare-0]			$ 12,000,000
Risk free interest rate					0.23%
Reference price | $ / shares			$ 8.50
Simulation runs per milestone | shares			20,000
Share price volatility	76.59%		50.00%	52.75%	56.59%
[custom:DescriptionOfExpectedVolatilityShare]					63.00%
Number of shares awarded | shares			3,030,000
Total fair value of award			$ 32,148,300	$ 7,241,700
Outstanding RSU | shares			1,978,401
Weighted average grant date fair value | $ / shares			$ 4.46
Issued capital, ordinary shares			$ 345,000
Exercise Price Of Options | $ / shares			$ 11.50
Volatility description.			The historical volatility of BTC over the last 3.49 years as at 30 September 2020 was 82.96%
Unit purchase option			$ 1,417,149
Sign On RSU [Member]
IfrsStatementLineItems [Line Items]
Outstanding RSU | shares			1,061,391
SI RSU [Member]
IfrsStatementLineItems [Line Items]
Outstanding RSU | shares			570,300
PB RSU [Member]
IfrsStatementLineItems [Line Items]
Outstanding RSU | shares			346,710
Monte Carlo [Member]
IfrsStatementLineItems [Line Items]
Share price volatility					50.00%
First Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			0.12%
Number of shares awarded | shares			3,000,000
Two Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			0.13%
Three Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			0.16%
Four Anniversary Closing Date [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			0.22%
Diginex HK Share [Member]
IfrsStatementLineItems [Line Items]
Number of outstanding share options value			$ 51,000,000
Diginex HK Shares [Member]
IfrsStatementLineItems [Line Items]
Number of employee share options | shares			429,530
Price per share | $ / shares			$ 118.73